497(j)

033-86464/811-08862

May 3, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: A. G. Separate Account A ("Registrant")

AIG Annuity Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 033-86464 and 811-08862

(ElitePlus Bonus Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2007 for the A. G. Separate Account A ElitePlus Bonus Variable Annuity contains no changes from those submitted in Post-Effective Amendment No. 21 and Amendment No. 33 as filed electronically with the Securities and Exchange Commission on April 30, 2007, accession number 0000950137-07-006378.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Associate General Counsel and Secretary